Details of Subsidiaries (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Details of Subsidiaries [Abstract]
Schedule of details of subsidiaries
Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Reliant Galaxy International Limited	Established in British Virgin Islands on January 3, 2017	Registered and paid-in capital of RMB69,100	100%	Investment holding

Sure Rich Investment (Group) Limited	Established in Hong Kong on February 1, 2007	Share capital of RMB1	100%	Investment holding

Fujian Jinou Trading Co., Ltd.	Established in the PRC on July 5, 2004	Registered and paid-in capital of US$1,650,000	100%	Investment holding and marketing own-brand and wholesaling of spirits

Shanxi Huaxin Wine Industry Development Co., Ltd. (Formerly known as Fenyang Huaxin Wine Industry Development Co., Ltd.) Note (i)	Established in the PRC on April 15, 2013	Registered and paid-in capital of RMB1,000,000	100%	Marketing own-brand and wholesaling of spirits and wines

Shanxi Jinqiang Wine Industry Co., Ltd. (Formerly known as Fenyang Jinqiang Wine Industry Co., Ltd.) Note (i)	Established in the PRC on November 7, 2013	Registered capital 10,000,000 and paid-in capital of RMB5,000,000	100%	Marketing own-brand and wholesaling of spirits

Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd.	Established in the PRC on April 14, 2018	Registered and issued capital of RMB1,000,000	51% Note (ii)	Dormant

(ii)     The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$73,943) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.

Company name	Place and date of incorporation	Capital	Attributable equity interest	Principal activities
Reliant Galaxy International Limited	Established in British Virgin Islands on January 3, 2017	Registered and paid-in capital of RMB 69,100	100%	Investment holding
Sure Rich Investment (Group) Limited	Established in Hong Kong on February 1, 2007	Share capital of RMB1	100%	Investment holding
Fujian Jin’ou Trading Co., Ltd.	Established in the PRC on July 5, 2004	Registered and paid-in capital of US$1,650,000	100%	Investment holding and marketing own-brand and wholesaling of spirits
Fenyang Huaxin Wine Industry Development Co., Ltd.	Established in the PRC on April 15, 2013	Registered and paid-in capital of RMB1,000,000	100%	Marketing own-brand and wholesaling of spirits and wines
Fenyang Jinqiang Wine Industry Co., Ltd.	Established in the PRC on November 7, 2013	Registered capital 10,000,000 and paid-in capital of RMB5,000,000	100%	Marketing own-brand and wholesaling of spirits
Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd.	Established in the PRC on April 14, 2018	Registered and issued capital of RMB1,000,000	51% Note (i)	Dormant

(i)      The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$76,141) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.